Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Revenue and Accounts Receivable

During the three months ended December 31, 2025 and 2024, the Company earned revenues of $383,596 and $229,867, respectively, from related parties. As of December 31, 2025 and September 30, 2025, the Company had accounts receivable of $468,359 and $266,580, respectively, with related parties.

These related parties are primarily properties for which the Company provides various real estate services, including property management, construction and development management, and renovation services. To date, the Company has also provided or received certain advances from these properties outside the normal revenue generating services, as noted below.

Due From / To Related Parties

Due from related parties includes a) cash advances made and b) expenses and other costs paid for on behalf of related parties. Due to related parties includes cash advances received from various related parties. The Company enters into these transactions based on the current working capital needs of the Company and these related entities. These advances are unsecured, due on demand and non-interest bearing.

The following is a summary of due from / to related parties:

	December 31,	September 30,
	2025	2025
Due from related parties
Customer properties with common control and management*	$11,619	$5,267
Entities with common control and management*	412,769	378,310
Due from related parties	$424,388	$383,577

Due to related parties
Customer properties with common control and management*	$14,937	$4,605
Family member of former Chairman	12,000	12,000
Due to related parties	$26,937	$16,605

*	The Company or its subsidiaries have no ownership in the customer properties or related party entities as per the amounts above. To date, Collab CA has shared common control and management with these entities.

YRQ Irrevocable Trust

During the year ended September 30, 2025, the Company advanced $64,970 to YRQ Irrevocable Trust (“YRQ”) in order to provide working capital, and YRQ repaid $2,324,820 to the Company. During the year ended September 30, 2024, the Company advanced an aggregate of $2,259,850 to YRQ Irrevocable Trust (“YRQ”) in order to provide working capital. These advances were unsecured, due on demand and non-interest bearing.

As of December 31, 2025, YRQ has paid the advance all in full and there was no balance outstanding.

In 2024, YRQ, as part of a control group that maintained control over Collab CA, became the sole member of Collab CA on August 21, 2024. Upon the Reorganization, YRQ received 4,550,500 shares of the Company’s common stock and 5,000 shares of the Company’s Series X preferred stock.

NOTE 10 – RELATED PARTY TRANSACTIONS

Revenue and Accounts Receivable

During the years ended September 30, 2025 and 2024, the Company earned revenues of $893,628 and $1,163,585, respectively, from related parties. As of September 30, 2025 and 2024, the Company had accounts receivable of $266,580 and $349,576, respectively, with related parties.

These related parties are primarily properties for which the Company provides various real estate services, including property management, construction and development management, and renovation services. To date, the Company has also provided or received certain advances from these properties outside the normal revenue generating services, as noted below.

Due From / To Related Parties

Due from related parties includes a) cash advances made and b) expenses and other costs paid for on behalf of related parties. Due to related parties includes cash advances received from various related parties. The Company enters into these transactions based on the current working capital needs of the Company and these related entities. These advances are unsecured, due on demand and non-interest bearing.

The following is a summary of due from / to related parties:

	September 30,
	2025	2024
Due from related parties
Customer properties with common control and management*	$5,267	$139,416
Entities with common control and management*	378,310	157,767
YRQ Irrevocable Trust	-	2,259,850
Due from related parties	$383,577	$2,557,033

Due to related parties
Customer properties with common control and management*	$4,605	$1,174,916
Family member of former Chairman	12,000	130,000
Due to related parties	$16,605	$1,304,916

*	The Company or its subsidiaries have no ownership in the customer properties or related party entities as per the amounts above. To date, Collab CA has shared common control and management with these entities.

YRQ Irrevocable Trust

During the year ended September 30, 2025, the Company advanced $64,970 to YRQ Irrevocable Trust (“YRQ”) in order to provide working capital, and YRQ repaid $2,324,820 to the Company. During the year ended September 30, 2024, the Company advanced an aggregate of $2,259,850 to YRQ Irrevocable Trust (“YRQ”) in order to provide working capital. These advances were unsecured, due on demand and non-interest bearing.

As of September 30, 2025, YRQ has paid the advance all in full and there was no balance outstanding.

In 2024, YRQ, as part of a control group that maintained control over Collab CA, became the sole member of Collab CA on August 21, 2024. Upon the Reorganization, YRQ received 4,550,500 shares of the Company’s common stock and 5,000 shares of the Company’s Series X preferred stock.

During the year ended September 30, 2025, Collab CA’s former member provided certain advisory services for the Company for a fair value of $36,000. The amounts were recognized as non-cash member contributions.

During the year ended September 30, 2024, Collab CA’s former member provided certain advisory services for the Company for a fair value of $24,000. The amounts were recognized as non-cash member contributions.